Operating Leases - Disclosure of components of operating lease income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Time charter revenues	$ 31,202	$ 6,732	$ 54,783	$ 8,174